PGIM S&P 500 Quarterly Buffer 5 ETF Investment Objectives and Goals - PGIM S&P 500 Quarterly Buffer 5 ETF	Oct. 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY: PGIM S&P 500 Quarterly Buffer 5 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 5% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over an approximate three-month Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period October 1, 2026 through December 31, 2026 is 5.07% (before fees and expenses). Investors are encouraged to visit their Fund’s website (https://www.pgim.com/investments/etf-buffer-fund) on the first day of a Target Outcome Period (or the first business day thereafter) to obtain information on the cap for the Target Outcome Period.